Document and Entity Information	Sep. 26, 2023
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001869673
Document Type	8-K/A
Document Period End Date	Sep. 26, 2023
Entity Registrant Name	Berenson Acquisition Corp. I
Entity Incorporation State Country Code	DE
Entity File Number	001-40843
Entity Tax Identification Number	87-1070217
Entity Address, Address Line One	667 Madison Avenue
Entity Address, Address Line Two	18th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10065
City Area Code	(212)
Local Phone Number	935-7676
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, par value $0.0001 per share
Trading Symbol	BACA
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Amendment to Current Report on Form 8-K filed by Berenson Acquisition Corp. I (the “Company”) on September 29, 2023 (the “Original Form 8-K”) amends the Original Form 8-K solely to include a correction to the number of the Company’s total Class A shares of common stock issued and outstanding following redemptions at the special meeting of stockholders as disclosed in Item 8.01.